MINERAL PROPERTIES, PLANT AND EQUIPMENT - Schedule of the movement of the ROU asset within property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of the ROU asset within property, plant and equipment
REAS Acquisition		$ 26,900,000
Additions	$ 607,049
Depreciation	(1,281,684)
Effects of foreign exchange	671,930
As at December 31	$ 26,897,295